Equity-accounted investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity-accounted investees [Line Items]
Investments accounted for using equity method	$ 146,425	$ 133,140	$ 29,466
Share in profit (loss) of associates and joint ventures accounted for using the equity method	1,448	2,855	97
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	(51)	2,845	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	717	5,458	341
Investments accounted for using equity method [member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	82,601	72,648
Share in profit (loss) of associates and joint ventures accounted for using the equity method	13,004	9,678	10,229
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	26	583
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	13,030	10,262	10,751
Abu Dhabi Fertilizer Industries WWL [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	15,936	13,343
Share in profit (loss) of associates and joint ventures accounted for using the equity method	1,483	1,482	1,455
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	1,483	1,482	1,910
Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	21,788	16,712
Share in profit (loss) of associates and joint ventures accounted for using the equity method	6,427	4,026	2,505
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	590
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	6,427	4,616	2,505
Ajay North America [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	14,432	13,457
Share in profit (loss) of associates and joint ventures accounted for using the equity method	3,677	2,794	3,600
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	3,677	2,794	3,600
Ajay Europe SARL [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	8,144	7,373
Share in profit (loss) of associates and joint ventures accounted for using the equity method	1,049	1,132	1,732
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	26	(7)
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	1,075	1,126	1,711
Charlee SQM Thailand Co. Ltd. [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	2,301	1,763
Share in profit (loss) of associates and joint ventures accounted for using the equity method	393	244	122
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	393	244	210
SQM Eastmed Turkey [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	0	0
Share in profit (loss) of associates and joint ventures accounted for using the equity method	(25)	0	(4)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	(25)	0	(4)
Sales de Magnesio Ltda. [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	0	0
Share in profit (loss) of associates and joint ventures accounted for using the equity method	0	0	819
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	0	0	819
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	20,000	20,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Share in total other comprehensive income of associates and joint ventures accounted for using the equity method	$ 0	$ 0	$ 0